Retirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) Directors	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ 54,000,000	£ 52,000,000	£ 50,000,000
Percentage of employee covered defined benefit pension schemes	17.00%	18.00%
Number of directors selected | Directors	7
Number of directors nominated | Directors	7
Salary increase cap	1.00%	1.00%	1.00%
Equity securities hold	£ 0	£ 0
Property occupied	0	0
Other assets occupied	0	0
Contribution to scheme based on agreement	£ 163,000,000	£ 199,000,000
Probability of death of male	104.00%	108.00%
Probability of death of female	82.00%	86.00%
Improvements to life expectancy of male employees	1.25%	1.50%
Improvements to life expectancy of female employees	1.25%	1.25%
Assumed retiring age	60 years
Average retiring age of male employee	27 years 4 months 24 days	27 years 9 months 18 days
Average retiring age of female employee	30 years 1 month 6 days	30 years 3 months 19 days
Average age for retirement	40 years
Surplus (deficit) in plan	£ 150,000,000
Accounting surplus	£ 163,000,000	£ 136,000,000
Average duration of defined benefit obligation	20 years 1 month 6 days	21 years
Deficit [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ 125,000,000
Top of Range [member] | Quoted Equities [member]
Disclosure of defined benefit plans [line items]
Strategic asset allocation target	20.00%
Top of Range [member] | Property and Alternatives [member]
Disclosure of defined benefit plans [line items]
Strategic asset allocation target	30.00%
Bottom of Range [member] | Debt Instruments [member]
Disclosure of defined benefit plans [line items]
Strategic asset allocation target	50.00%
Santander CF Trustee Limited [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	5
Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	2
Interest Rate Contracts [member]
Disclosure of defined benefit plans [line items]
Gross notional value	£ 2,116,000,000	£ 1,945,000,000
Inflation Rate Swaps [member]
Disclosure of defined benefit plans [line items]
Gross notional value	1,030,000,000	1,030,000,000
Equity collar [member]
Disclosure of defined benefit plans [line items]
Gross notional value	£ 2,000,000,000
Santander UK Plc [member]
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors	3
Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Salary increase cap				1.00%
Actuarial gains on scheme assets	£ 746,000,000	1,798,000,000	£ 177,000,000
Deficit Repair Contributions [member]
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	123,000,000	£ 101,000,000
Deficit Repair Contributions [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined contribution plans	£ 119,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	31 March 2026
Deficit Repair Group Section Contributions [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined contribution plans	£ 28,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	1 April 2021 to 31 March 2023
Deficit Group Section Contributions Plan [member] | Santander UK Group [member]
Disclosure of defined benefit plans [line items]
Contributions to defined contribution plans	£ 66,000,000
Annual increase in contibution	5.00%
Maturity date for contribution	1 April 2023 to 31 March 2026